Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	e have adopted an insider trading policy and related processes, that we believe are reasonably designed to promote compliance with insider trading laws, rules and regulations and the NYSE’s listing standards (collectively, the “Insider Trading Policy”).
Our Insider Trading Policy prohibits the purchase, sale and other transactions with respect to any securities by any director, officer or employee that may be in possession of material non-public information relating to FIHL. Furthermore, the Insider Trading Policy addresses transactions by family members and transactions under our equity compensation plans, tipping and other actions which may be prohibited. It also provides guidance on applicable laws (including guidelines and requirements related to the establishment of Rule 10b5-1 trading plans) and discusses the consequences of an insider trading violation, additional trading restrictions and certain reporting requirements applicable to directors and senior management. Our Insider Trading Policy also prohibits engaging in certain speculative and derivative transactions involving FIHL’s securities, which we believe could “hedge” the risk of owning our securities or otherwise create the appearance of insider trading, including short selling, hedging, short term trading, options trading, purchases of FIHL’s securities on margin, and pledging FIHL’s securities as collateral to secure loans. The process for pre-clearing all transactions in FIHL’s securities is set forth therein and must be followed by all persons subject to the Insider Trading Policy.
A copy of our Insider Trading Policy has been filed with the SEC as Exhibit 11.2 to this report.